Derivative Instruments - Summary of Cross Currency Swaps (Details) - Cross currency swap agreement $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)
Derivative [Line Items]
Notional amount	$ 15,409
Floating Rate Receivable, Margin (as a percent)	4.25%	4.25%
Fixed Interest Rate Payable (as a percent)	7.45%	7.45%
Fair Value / Asset (Liability)	$ (4,538)
Remaining Term (years)	1 month
Norwegian Kroner Bond maturing in January 2019 | Bonds
Derivative [Line Items]
Notional amount | kr		kr 95,000,000